Note Payable (Details) - USD ($)	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Short-term Debt [Line Items]
Aggregate principal amount	$ 242,498	$ 50,000
Note bears interest				6.00%
Maturity date	Dec. 31, 2015
Revised maturity date	Jun. 30, 2016
Note payable		277,270	$ 262,040
Accrued Interest		$ 34,772	$ 19,542